COMMITMENTS AND CONTINGENCY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCY [Abstract]
Rental and Bandwidth expenses under operating leases from continuing operations	$ 12,113	$ 18,575	$ 22,096
Rental and Bandwidth expenses under operating leases from discontinuing operations	2,553	12,272	$ 15,144
Capital commitments
Obligation to pay for acquisition of investments	$ 24,865	$ 4,156